Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Minimum Payments Under Non Cancellable Operating Leases Capitalized Software Licenses And Purchase Commitments Disclosure Text Block
Some of our purchase commitments entered in the ordinary course of business provide for minimum payments. At December 31, 2011, we had committed to make the following minimum payments under our non-cancellable operating leases, capitalized software licenses and purchase commitments:

	Operating Leases	Capitalized Software Licenses	Purchase Commitments
2012	$102	$73	$215
2013	77	35	97
2014	55	31	20
2015	48	12	4
2016	36	—	2
Thereafter	118	—	10